UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	3000 Sand Hill Road
	Building 3, Suite 150
	Menlo Park, CA  94025
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Connie Torres
Title:	Vice President and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Connie Torres	Menlo Park, CA	June 5, 2002

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 91
Form 13F Information Table Value Total: $379,304
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184a105     9257   391425 SH       SOLE                   253494            137931
Abbott Labs                    COM              002824100      221     4200 SH       SOLE                                       4200
Agile Software Corp            COM              00846x105      150    12358 SH       SOLE                    12336                22
American Express               COM              025816109     5454   133145 SH       SOLE                    86550             46595
American Intl Grp              COM              026874107     6954    96398 SH       SOLE                    64112             32286
Amgen                          COM              031162100     6769   113420 SH       SOLE                    70450             42970
Applera Corp - Applied Biosyst COM              038020103      486    21728 SH       SOLE                    21688                40
Applied Materials              COM              038222105      277     5100 SH       SOLE                     3800              1300
Avici Systems Inc.             COM              05367l109       49    26037 SH       SOLE                                      26037
BJ's Wholesale Club            COM              05548j106     5887   131700 SH       SOLE                    87450             44250
Ballard Medical Product        COM              05538E109       71    12000 SH       SOLE                                      12000
BankAmerica Corp               COM              060505104      774    11376 SH       SOLE                     4216              7160
Bard (C.R.)                    COM              067383109     2022    34250 SH       SOLE                    23250             11000
Biogen                         COM              090597105      245     5000 SH       SOLE                     4600               400
Boston Private Finl Holdings   COM              101119105     1717    64172 SH       SOLE                    63097              1075
Bristol-Myers Squibb           COM              110122108      444    10963 SH       SOLE                     4800              6163
Cell Genesys                   COM              150921104      602    35545 SH       SOLE                    35545
ChevronTexaco Corp             COM              166764100     5285    58543 SH       SOLE                    38195             20348
Cirrus Logic Inc               COM              172755100      312    16521 SH       SOLE                                      16521
Cisco Systems                  COM              17275R102     7177   423916 SH       SOLE                   264009            159907
Citigroup Inc                  COM              172967101    12993   262386 SH       SOLE                   165743             96643
Coca Cola                      COM              191216100      390     7470 SH       SOLE                     4270              3200
Conjuchem Inc.                 COM              207349101      183    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102      403   103017 SH       SOLE                                     103017
Dell Computer                  COM              247025109     6083   232959 SH       SOLE                   147539             85420
Dover Corp                     COM              260003108     7744   188878 SH       SOLE                   115460             73418
EMC Corp                       COM              268648102     5187   435133 SH       SOLE                   282308            152825
Equity Residential Properties  COM              29476l107     6750   234875 SH       SOLE                   143400             91475
Exxon Mobil Corporation        COM              30231g102     3491    79656 SH       SOLE                    46818             32838
Federal Home Loan Mtg          COM              313400301      223     3517 SH       SOLE                                       3517
Finisar Corporation            COM              31787a101    74683  9699079 SH       SOLE                  9698753               326
Flextronics                    COM              y2573f102      408    22338 SH       SOLE                    22338
Fusion Medical                 COM              361128101     2321   237082 SH       SOLE                   237082
General Electric               COM              369604103     1246    33260 SH       SOLE                    24908              8352
Golden Star Resources Ltd      COM              38119t104       22    13000 SH       SOLE                                      13000
Hewlett Packard                COM              428236103      601    33474 SH       SOLE                    24884              8590
Home Depot                     COM              437076102      219     4515 SH       SOLE                      850              3665
IBM                            COM              459200101      451     4337 SH       SOLE                     1300              3037
Informatica Corp.              COM              45666q102       79    10936 SH       SOLE                    10936
Intel                          COM              458140100     8903   292762 SH       SOLE                   174270            118492
Johnson & Johnson              COM              478160104     7733   119063 SH       SOLE                    75093             43970
Johnson Controls               COM              478366107     6792    76910 SH       SOLE                    46490             30420
LSI Logic                      COM              502161102      312    18334 SH       SOLE                    18334
Leggett & Platt                COM              524660107     5832   235150 SH       SOLE                   138500             96650
Lynx Therapeutics Inc.         COM              551812308      778   356991 SH       SOLE                   356991
MBIA Inc                       COM              55262c100     8105   148199 SH       SOLE                    91000             57199
Marriott International         COM              571903202      341     7583 SH       SOLE                                       7583
Material Sciences              COM              576674105      396    37900 SH       SOLE                     1350             36550
Mattel                         COM              577081102     7045   338043 SH       SOLE                   210493            127550
McDonalds                      COM              580135101     6706   241640 SH       SOLE                   154850             86790
McGraw Hill                    COM              580645109     6569    96250 SH       SOLE                    63250             33000
Medtronic                      COM              585055106      200     4428 SH       SOLE                      928              3500
Merck                          COM              589331107     6023   104594 SH       SOLE                    60094             44500
Merrill Lynch                  COM              590188108      255     4598 SH       SOLE                     4598
Microsoft                      COM              594918104     5904    97894 SH       SOLE                    64564             33330
Morgan Stanley, Dean Witter, D COM              617446448     6140   107138 SH       SOLE                    64546             42592
Mossimo Inc.                   COM              619696107       82    11300 SH       SOLE                                      11300
Network Appliance              COM              64120l104      462    22667 SH       SOLE                    22667
Omnicom Group                  COM              681919106     5811    61560 SH       SOLE                    38400             23160
Oracle Systems                 COM              68389X105     5360   418786 SH       SOLE                   265936            152850
Orthologic Corp                COM              68750j107       82    14700 SH       SOLE                                      14700
PeopleSoft Inc                 COM              712713106      679    18600 SH       SOLE                                      18600
Pepsico                        COM              713448108     6541   127000 SH       SOLE                    83050             43950
Pfizer                         COM              717081103    12787   321770 SH       SOLE                   197765            124005
Procter & Gamble               COM              742718109     7618    84555 SH       SOLE                    53585             30970
Rita Medical Systems Inc       COM              76774e103      869    89619 SH       SOLE                    82219              7400
Robert Mondavi Corporation     COM              609200100     1490    40000 SH       SOLE                                      40000
SBC Communications             COM              78387G103     6255   167062 SH       SOLE                   103153             63909
Safeway                        COM              786514208    13031   289450 SH       SOLE                   185750            103700
Schering Plough                COM              806605101     4093   130765 SH       SOLE                    76045             54720
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      220    11389 SH       SOLE                    11389
Standard and Poors Mid Cap Tru COM              595635103      336     3400 SH       SOLE                     3250               150
Sun Microsystems               COM              866810104      164    18608 SH       SOLE                    13608              5000
Sungard Data Systems           COM              867363103     6426   194918 SH       SOLE                    98868             96050
Swift Energy                   COM              870738101      223    11300 SH       SOLE                      500             10800
Symyx Technologies Inc         COM              87155s108     5420   262465 SH       SOLE                   185835             76630
Target Corporation             COM              87612e106     6199   143752 SH       SOLE                    92400             51352
Texas Instruments              COM              882508104     3937   118952 SH       SOLE                     5288            113664
United Parcel Service CL B     COM              911312106     7621   125345 SH       SOLE                    80100             45245
Verizon Communications         COM              92343v104      470    10198 SH       SOLE                     8193              2005
Vitesse Semiconductor          COM              928497106      104    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849Q104      254    64315 SH       SOLE                                      64315
Wal Mart Stores                COM              931142103      202     3300 SH       SOLE                                       3300
Walgreen                       COM              931422109      511    13042 SH       SOLE                     3042             10000
Wells Fargo                    COM              949746101     6876   139185 SH       SOLE                    88785             50400
Wyeth                          COM              983024100      391     5959 SH       SOLE                     2287              3672
Xilinx Incorporated            COM              983919101     1113    27930 SH       SOLE                                      27930
Yahoo!                         COM              984332106      202    10948 SH       SOLE                    10748               200
BP PLC                         FRGN             055622104    12869   242357 SH       SOLE                   164589             77768
Check Point Software Tech Ltd  FRGN             M22465104     4942   162550 SH       SOLE                   100050             62500